Expense Example, No Redemption - Eaton Vance Floating-Rate Municipal Income Fund	Advisers Class 1 Year	Advisers Class 3 Years	Advisers Class 5 Years	Advisers Class 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	60	189	329	738	284	410	547	946	45	141	246	555